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VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549	George P. Attisano george.attisano@klgates.com January 18, 2017

Re:	John Hancock Variable Insurance Trust (the “Trust”), on behalf of: Total Stock Market Index Trust Blue Chip Growth Trust (each a “Fund”) Registration Statement on Form N-14

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust, we are filing today a registration statement on Form N-14 (the “Registration Statement”) relating to the issuance of shares in connection with the reorganization of All Cap Core Trust and Alpha Opportunities Trust, each a series of the Trust, into Total Stock Market Index Trust and Blue Chip Growth Trust, respectively, each also a series of the Trust, by electronic submission via EDGAR.

The Registration Statement is proposed to become effective on February 17, 2017 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No fees are required in connection with this filing. If you have any questions or comments concerning the foregoing, please call me at (212) 536-4816.

Very truly yours,

/s/ George P. Attisano

George P. Attisano

Cc:	Betsy Anne Seel,
Assistant Secretary of the Trust